3. Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Associate 1
Disclosure of associates
Associate name	Cnova N.V. (“Cnova Holanda”)	Cnova N.V. (“Cnova Holanda”)
Equity interests in associate	33.98%	34.05%
Associate 2
Disclosure of associates
Associate name	Cdiscount Group S.A.S. (“CDiscount”)	Cdiscount Group S.A.S. (“CDiscount”)
Equity interests in associate	0.00%	34.05%
Associate 3
Disclosure of associates
Associate name	Cnova Finança B.V. (“Cnova Finança”)	Cnova Finança B.V. (“Cnova Finança”)
Equity interests in associate	0.00%	34.05%
Associate 4
Disclosure of associates
Associate name	Cdiscount Afrique SAS (“Cdiscount Afrique”)	Cdiscount Afrique SAS (“Cdiscount Afrique”)
Equity interests in associate	33.98%	34.05%
Associate 5
Disclosure of associates
Associate name	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)
Equity interests in associate	33.98%	34.05%
Associate 6
Disclosure of associates
Associate name	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)
Equity interests in associate	33.98%	34.05%
Associate 7
Disclosure of associates
Associate name	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)
Equity interests in associate	33.98%	34.05%
Associate 8
Disclosure of associates
Associate name	CLatam AS Uruguay (“CLatam”)	CLatam AS Uruguay (“CLatam”)
Equity interests in associate	23.79%	23.84%
Associate 9
Disclosure of associates
Associate name	Cdiscount Panama S.A. (“Cdiscount Panama”)	Cdiscount Panama S.A. (“Cdiscount Panama”)
Equity interests in associate	23.79%	23.84%
Associate 10
Disclosure of associates
Associate name	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)
Equity interests in associate	23.79%	23.84%
Associate 11
Disclosure of associates
Associate name	Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)
Equity interests in associate	23.79%	23.83%
Associate 12
Disclosure of associates
Associate name	Cnova Pay	Cnova Pay
Equity interests in associate	33.98%	34.05%
Associate 13
Disclosure of associates
Associate name	BeezUP SAS (""BezzUp"")	BeezUP SAS (""BezzUp"")
Equity interests in associate	33.98%	20.43%
Associate 14
Disclosure of associates
Associate name	CARYA	CARYA
Equity interests in associate	33.87%	0.00%
Associate 15
Disclosure of associates
Associate name	HALTAE	HALTAE
Equity interests in associate	33.87%	0.00%
Associate 16
Disclosure of associates
Associate name	C-Logistics	C-Logistics
Equity interests in associate	33.87%	0.00%
Associate 17
Disclosure of associates
Associate name	NEOSYS	NEOSYS
Equity interests in associate	33.87%	0.00%
Associate 18
Disclosure of associates
Associate name	Neotech Solutions	Neotech Solutions
Equity interests in associate	33.87%	0.00%
Associate 19
Disclosure of associates
Associate name	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)
Equity interests in associate	41.92%	41.93%
Associate 20
Disclosure of associates
Associate name	Banco Investcred Unibanco S.A. (“BINV”)	Banco Investcred Unibanco S.A. (“BINV”)
Equity interests in associate	21.62%	21.65%
Associate 21
Disclosure of associates
Associate name	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	FIC Promotora de Vendas Ltda. (“FIC Promotora”)
Equity interests in associate	41.92%	41.93%
Subsidiary 1
Disclosure of subsidiaries
Subsidiary name	Novasoc Comercial Ltda. (“Novasoc”)	Novasoc Comercial Ltda. (“Novasoc”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries
Subsidiary name	Sendas Distribuidora S.A. (“Sendas”)	Sendas Distribuidora S.A. (“Sendas”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries
Subsidiary name	Bellamar Empreend. e Participações Ltda. (“Bellamar”)	Bellamar Empreend. e Participações Ltda. (“Bellamar”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries
Subsidiary name	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries
Subsidiary name	CBD Holland B.V. (“CBD Holland”)	CBD Holland B.V. (“CBD Holland”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries
Subsidiary name	GPA 2 Empreed. e Participações Ltda. (“GPA 2”)	GPA 2 Empreed. e Participações Ltda. (“GPA 2”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 7
Disclosure of subsidiaries
Subsidiary name	GPA Logística e Transporte Ltda. (“GPA Logística”)	GPA Logística e Transporte Ltda. (“GPA Logística”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 8
Disclosure of subsidiaries
Subsidiary name	SCB Distribuição e Comércio Varejista de Alimentos Ltda. (""Compre Bem'')	SCB Distribuição e Comércio Varejista de Alimentos Ltda. (""Compre Bem'')
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 9
Disclosure of subsidiaries
Subsidiary name	Bitz Fidelidade e Inteligência S.A. (""Bitz"")	Bitz Fidelidade e Inteligência S.A. (""Bitz"")
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 10
Disclosure of subsidiaries
Subsidiary name	Leji Intermediação S.A. (""James"")	Leji Intermediação S.A. (""James"")
Equity interests in subsidiary	100.00%	0.00%
Subsidiary 11
Disclosure of subsidiaries
Subsidiary name	Via Varejo S.A. (“Via Varejo”)	Via Varejo S.A. (“Via Varejo”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 12
Disclosure of subsidiaries
Subsidiary name	Indústria de Móveis Bartira Ltda. (“Bartira”)	Indústria de Móveis Bartira Ltda. (“Bartira”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 13
Disclosure of subsidiaries
Subsidiary name	VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”)	VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 14
Disclosure of subsidiaries
Subsidiary name	Globex Adm. e Serviços Ltda. (“Globex Adm”)	Globex Adm. e Serviços Ltda. (“Globex Adm”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 15
Disclosure of subsidiaries
Subsidiary name	Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”)	Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 16
Disclosure of subsidiaries
Subsidiary name	Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”)	Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 17
Disclosure of subsidiaries
Subsidiary name	Cnova Comércio Eletrônico S.A. (”Cnova Brasil”)	Cnova Comércio Eletrônico S.A. (”Cnova Brasil”)
Equity interests in subsidiary	43.23%	43.31%
Subsidiary 18
Disclosure of subsidiaries
Subsidiary name	Via Varejo Luxembourg Holding S.a.r.l (""VVLuxco"")	Via Varejo Luxembourg Holding S.a.r.l (""VVLuxco"")
Equity interests in subsidiary	0.00%	43.31%
Subsidiary 19
Disclosure of subsidiaries
Subsidiary name	Via Varejo Netherlands Holding B.V. (""VVDutchco"")	Via Varejo Netherlands Holding B.V. (""VVDutchco"")
Equity interests in subsidiary	0.00%	43.31%
Subsidiary 20
Disclosure of subsidiaries
Subsidiary name	E-Hub Consult. Particip. e Com. S.A. (“E – Hub”)	E-Hub Consult. Particip. e Com. S.A. (“E – Hub”)
Equity interests in subsidiary	0.00%	43.31%
Subsidiary 21
Disclosure of subsidiaries
Subsidiary name	Nova Experiência PontoCom S.A. (“Nova Experiência”)	Nova Experiência PontoCom S.A. (“Nova Experiência”)
Equity interests in subsidiary	0.00%	43.31%
Subsidiary 22
Disclosure of subsidiaries
Subsidiary name	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. (""CBDLuxco”)	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. (""CBDLuxco”)
Equity interests in subsidiary	100.00%	100.00%
Subsidiary 23
Disclosure of subsidiaries
Subsidiary name	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)
Equity interests in subsidiary	100.00%	100.00%